Formation of joint venture	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Formation of joint venture
5. Formation of joint venture
Cespira
On June 3, 2024, the Company entered into a joint venture agreement with Volvo Group ("Volvo") and contributed certain net assets of its former HPDI business to a newly formed joint venture ("Cespira" formerly the "HPDI Joint Venture"), consisting of two legal entities, HPDI Technology LP and HPDI Technology AB, in which the Company retained a 55% non-controlling interest. Volvo acquired the remaining 45% interest in Cespira for cash consideration of $27,328 plus up to an additional $45,000 in contingent consideration, or earnout, depending on the subsequent performance of the joint venture. The Company did not recognize any contingent consideration receivable at inception. Cespira is jointly controlled by both parties. The Company's former HPDI business continues to operate through the joint venture.

The Company deconsolidated the HPDI business and accounted for the Company's investment in Cespira under the equity method as it is now jointly controlled. Under this accounting method, the Company's initial investment in Cespira was recognized at the fair value of the Company's non-controlling interest. The Company used the income approach to estimate the fair value of the Company's non-controlling interest in Cespira of $35,621. Subsequently, this cost basis will be adjusted for the Company's share of Cespira's net income or loss and other comprehensive income or loss, net of any dividends or distributions received from Cespira.

This table summarizes the fair values of the proceeds received, net assets transferred at carrying value to Cespira, estimated liabilities including working capital adjustment payment owed to Volvo and indirect taxes incurred in certain jurisdictions for the fixed assets transferred, and gain on deconsolidation:

June 3, 2024
Cash proceeds	$27,328
Ownership interest in HPDI Technology LP	25,944
Ownership interest in HPDI Technology AB	9,677
Total proceeds	62,949

Net assets contributed to Cespira	45,687

Other liabilities	2,064

Gain on deconsolidation	$15,198